Unearned Commissions (Details) - Schedule of movement in unearned commissions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in unearned commissions [Abstract]
As at 1 January	$ 13,725	$ 11,038	$ 8,910
Commissions received	36,598	25,722	18,181
Commissions earned	(33,515)	(23,035)	(16,053)
As at 31 December	$ 16,808	$ 13,725	$ 11,038